Homestead Funds 4301 Wilson Blvd. Arlington, VA 22203 January 20, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Homestead Funds, Inc.

File No. 033-35788

Ladies and Gentlemen:

On behalf of Homestead Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on December 30, 2016 under Rule 497(e) (SEC Accession No. 0000865733-16-000119), to the Prospectus for the Value Fund dated September 9, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at 703-907-6906.

Sincerely,

/s/ Alexander T .Nagy
Alexander T. Nagy
Senior SEC Compliance Analyst